Intangible Assets, Net and Goodwill - Future Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2022	$ 39,136
2023	48,385	$ 52,448
2024	43,314	47,098
2025	40,409	42,240
2026	19,980	39,330
Thereafter	16,352
Net Carrying Amount	$ 207,576	$ 216,499	$ 77,426